Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
(20)
Earnings Per Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share for the Company begins with the basic earnings per share plus the effect of common shares contingently issuable from stock options, restricted share units and performance share units.

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	Years Ended December 31,
	2023	2022	2021
Basic EPS Computation:
Numerator – Earnings available to common shareholders	$48,938	53,042	49,426
Denominator – Weighted average number of common shares outstanding	11,611,690	11,377,617	11,131,897
Basic earnings per common share	$4.21	4.66	4.44
Diluted EPS Computation:
Numerator – Earnings available to common shareholders	$48,938	53,042	49,426
Denominator – Weighted average number of common shares outstanding	11,611,690	11,377,617	11,131,897
Dilutive effect of stock options, RSUs and PSUs	29,676	31,307	31,059
	11,641,366	11,408,924	11,162,956
Diluted earnings per common share	$4.20	4.65	4.43